Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Share Based Payment Arrangements [Abstract]
Stock option activity and the weighted average exercise price
The stock option activity and the weighted average exercise price are summarized as follows:

	2026		2025

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$

Outstanding – Beginning of fiscal year*	10,322,548	22.64	11,083,212	24.73
Granted	3,453,170	10.70	2,637,460	14.03
Exercised	(161,698)	6.98	(311,307)	10.17
Forfeited/Cancelled	(3,409,694)	28.62	(3,086,817)	25.78

Outstanding – End of fiscal year**	10,204,326	16.85	10,322,548	22.12

Exercisable – End of fiscal year	5,858,817	19.91	5,124,556	26.59
*The 2026 beginning of year weighted average exercise price was adjusted from the prior year closing weighted average exercise price to account for the CAD to USD foreign exchange rate used when calculating the current fiscal year's weighted average exercise prices.
**The stock options outstanding as at March 31, 2026 included 309,273 stock options with vesting dependent on market conditions tied to the Company's future share price performance.
The RSU, DSU and PSU activity and the weighted average grant date fair values
The RSU and DSU activity and the weighted average grant date fair values as at March 31, 2026 are summarized as follows:

	2026		2026
	RSU		DSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$

Outstanding – Beginning of fiscal year	6,760,182	15.56	160,824	18.68
Granted	5,304,962	10.91	146,660	11.08
Settled	(2,742,874)	17.32	(79,718)	18.51
Forfeited	(1,170,705)	13.08	—	—

Outstanding – End of fiscal year*	8,151,565	12.30	227,766	13.84
*The RSUs outstanding as at March 31, 2026 included 2,023,195 non-treasury RSUs outstanding.
The RSU and DSU activity and the weighted average grant date fair values as at March 31, 2025 are summarized as follows:

	2025		2025
	RSU		DSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$

Outstanding – Beginning of fiscal year	6,200,768	22.02	119,541	19.99
Granted	4,124,890	13.85	41,283	14.90
Settled	(2,318,732)	29.20	—	—
Forfeited	(1,246,744)	16.67	—	—

Outstanding – End of fiscal year	6,760,182	15.56	160,824	18.68

Weighted average assumptions
The fair value of stock options granted to employees was estimated at the dates of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2026	2025

Expected volatility	60.74%	59.83%
Risk-free interest rate	2.71%	3.79%
Expected option life	3.88 years	3.84 years
Expected dividend yield	0%	0%
Forfeiture rate	30.56%	29.59%

Range of exercise prices of outstanding share options
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2026:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

2.17 to 10.68	1,669,455	6.09	10.41	323,076	5.45	10.41
10.69 to 12.61	1,564,319	6.10	11.11	376,807	5.81	11.24
12.62 to 14.52	2,315,709	3.45	13.19	1,727,108	3.16	13.18
14.53 to 20.74	2,483,234	4.23	15.87	1,562,201	3.76	16.37
20.75 to 93.45	2,171,609	1.80	30.97	1,869,625	1.61	32.48

Total	10,204,326	4.13	16.85	5,858,817	3.12	19.91
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2025:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

2.17 to 12.82	2,449,818	5.08	11.93	1,059,585	4.49	11.61
12.83 to 14.19	2,176,643	5.82	13.92	624,814	5.57	13.83
14.20 to 20.93	1,835,467	5.27	16.45	865,102	4.90	17.16
20.94 to 30.75	1,976,335	2.86	23.30	1,435,603	2.42	23.83
30.76 to 93.45	1,884,285	3.56	49.14	1,139,452	3.40	58.15

Total	10,322,548	4.57	22.12	5,124,556	3.87	26.59

Stock options outstanding and stock options exercisable
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2026:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

2.17 to 10.68	1,669,455	6.09	10.41	323,076	5.45	10.41
10.69 to 12.61	1,564,319	6.10	11.11	376,807	5.81	11.24
12.62 to 14.52	2,315,709	3.45	13.19	1,727,108	3.16	13.18
14.53 to 20.74	2,483,234	4.23	15.87	1,562,201	3.76	16.37
20.75 to 93.45	2,171,609	1.80	30.97	1,869,625	1.61	32.48

Total	10,204,326	4.13	16.85	5,858,817	3.12	19.91
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2025:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

2.17 to 12.82	2,449,818	5.08	11.93	1,059,585	4.49	11.61
12.83 to 14.19	2,176,643	5.82	13.92	624,814	5.57	13.83
14.20 to 20.93	1,835,467	5.27	16.45	865,102	4.90	17.16
20.94 to 30.75	1,976,335	2.86	23.30	1,435,603	2.42	23.83
30.76 to 93.45	1,884,285	3.56	49.14	1,139,452	3.40	58.15

Total	10,322,548	4.57	22.12	5,124,556	3.87	26.59